Award Timing Disclosure	12 Months Ended
Apr. 30, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Company does not have a formal policy or practice regarding the timing of awards of stock options, stock appreciation rights and similar instruments with option-like features (collectively, “options”) in relation to the disclosure of material nonpublic information by the Company. The Company generally uses the award of options in limited non-recurring circumstances. The Compensation and Human Resources Committee has not established a policy or practice on whether to take material nonpublic information into account when determining the timing and terms of an award of options. The Company is not aware of having timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	The Company does not have a formal policy or practice regarding the timing of awards of stock options, stock appreciation rights and similar instruments with option-like features (collectively, “options”) in relation to the disclosure of material nonpublic information by the Company. The Company generally uses the award of options in limited non-recurring circumstances.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation and Human Resources Committee has not established a policy or practice on whether to take material nonpublic information into account when determining the timing and terms of an award of options.
MNPI Disclosure Timed for Compensation Value	false